Employee benefit plans and compensation plans - Defined benefit plans (Details)	36 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee benefit plans and compensation plans
Average return on plan assets	8.50%
Sweden
Employee benefit plans and compensation plans
Percentage of total plan assets	94.00%	93.00%
Germany
Employee benefit plans and compensation plans
Percentage of total plan assets	6.00%	7.00%